Policyholder liabilities and unallocated surplus	12 Months Ended
Dec. 31, 2020
Policyholder liabilities and unallocated surplus
Policyholder liabilities and unallocated surplus

C3      Policyholder liabilities and unallocated surplus

C3.1   Group overview

(i)	Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

			Discontinued
			UK and
			Europe
	Asia	US	operations	Total
	$m	$m	$m	$m
	note C3.2	note C3.3
Balance at 1 Jan 2019note (a)	105,408	236,380	210,002	551,790
Comprising:note (b)
Policyholder liabilities on the consolidated statement of financial position
(excludes $50 million classified as unallocated to a segment)	91,836	236,380	193,020	521,236
Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,198	—	16,982	20,180
Group’s share of policyholder liabilities of joint ventures and associatesnote (c)	10,374	—	—	10,374
Removal of discontinued UK and Europe operations	—	—	(210,002)	(210,002)
Net flows:note (d)
Premiums	20,094	20,976	—	41,070
Surrenders	(4,156)	(17,342)	—	(21,498)
Maturities/deaths/other claim events	(2,800)	(3,387)	—	(6,187)
Net flows	13,138	247	—	13,385
Shareholders' transfers post-tax	(99)	—	—	(99)
Investment-related items and other movements	12,824	32,922	—	45,746
Foreign exchange translation differences	1,299	—	—	1,299
Balance at 31 Dec 2019/1 Jan 2020	132,570	269,549	—	402,119
Comprising:
Policyholder liabilities on the consolidated statement of financial position
(excludes $186 million classified as unallocated to a segment)	115,943	269,549	—	385,492
Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	—	—	4,750
Group's share of policyholder liabilities of joint ventures and associatesnote (c)	11,877	—	—	11,877
Net flows:note (d)
Premiums	20,760	18,671	—	39,431
Surrenders	(4,730)	(15,832)	—	(20,562)
Maturities/deaths/other claim events	(2,565)	(3,708)	—	(6,273)
Net flows	13,465	(869)	—	12,596
Shareholders' transfers post-tax	(116)	—	—	(116)
Investment-related items and other movements	17,269	27,833	—	45,102
Foreign exchange translation differences	2,105	–	—	2,105
Balance at 31 Dec 2020	165,293	296,513	—	461,806
Comprising:
Policyholder liabilities on the consolidated statement of financial position
(excludes $262 million classified as unallocated to a segment)	144,471	296,513	—	440,984
Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	—	—	5,217
Group's share of policyholder liabilities of joint ventures and associatesnote(c)	15,605	—	—	15,605
Average policyholder liability balancesnote (e)
2020	143,948	283,031	—	426,979
2019	115,015	252,965	—	367,980

Notes

(a)

The 1 January 2019 policyholder liabilities of the Asia insurance operations were after deducting the intra-group reinsurance liabilities ceded by the discontinued UK and Europe operations (M&G plc) to the Hong Kong with-profits business, which were recaptured in October 2019 upon demerger.

(b)

The items above represent the amount attributable to changes in policyholder liabilities and unallocated surplus of with-profits funds as a result of each of the components listed. The policyholder liabilities shown include investment contracts without discretionary participation features (as defined in IFRS 4) and their full movement in the year but exclude liabilities that have not been allocated to a reporting segment. The items above are shown gross of external reinsurance.

(c)

Including net flows of the Group’s insurance joint ventures and associates. The Group’s investment in joint ventures and associates are accounted for on an equity method basis in the Group’s statement of financial position. The Group’s share of the policyholder liabilities as shown above relates to life businesses of the China JV, India and the Takaful business in Malaysia.

(d)

The analysis includes the impact of movements in premiums, claims and investment-related items on policyholders’ liabilities. The amount does not represent actual premiums, claims and investment movements in the year recognised in the income statement. For example, premiums shown above exclude any deductions for fees/charges; claims (surrenders, maturities, deaths and other claim events) shown above represent the release of technical provision for policyholder liabilities rather than the actual claims amount paid to the policyholder.

(e)

Average policyholder liabilities have been based on opening and closing balances, adjusted for acquisitions, disposals and other relevant corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

(ii)	Analysis of movements in policyholder liabilities for shareholder-backed business

			Discontinued
			UK and Europe
	Asia	US	operations	Total
	$m	$m	$m	$m
Balance at 1 Jan 2019	51,705	236,380	51,911	339,996
Removal of discontinued UK and Europe operations	—	—	(51,911)	(51,911)
Net flows:
Premiums	10,372	20,976	—	31,348
Surrenders	(3,610)	(17,342)	—	(20,952)
Maturities/deaths/other claim events	(1,168)	(3,387)	—	(4,555)
Net flowsnote	5,594	247	—	5,841
Investment-related items and other movements	4,186	32,922	—	37,108
Foreign exchange translation differences	777	—	—	777
Balance at 31 Dec 2019/1 Jan 2020	62,262	269,549	—	331,811

Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $186 million classified as unallocated to a segment)	50,385	269,549	—	319,934
- Group's share of policyholder liabilities relating to joint ventures and associates	11,877	—	—	11,877

Net flows:
Premiums	11,028	18,671	—	29,699
Surrenders	(3,933)	(15,832)	—	(19,765)
Maturities/deaths/other claim events	(970)	(3,708)	—	(4,678)
Net flowsnote	6,125	(869)	—	5,256
Investment-related items and other movements	9,143	27,833	—	36,976
Foreign exchange translation differences	1,353	—	—	1,353
Balance at 31 Dec 2020	78,883	296,513	—	375,396

Comprising:
- Policyholder liabilities on the consolidated statement of financial position
(excludes $262 million classified as unallocated to a segment)	63,278	296,513	—	359,791
- Group's share of policyholder liabilities relating to joint ventures and associates	15,605	—	—	15,605

Note

Including net flows of the Group’s insurance joint ventures and associates.

(iii)Movement in insurance contract liabilities and unallocated surplus of with-profits funds

Further analysis of the movement in the year of the Group’s gross contract liabilities, reinsurer’s share of insurance contract liabilities and unallocated surplus of with-profits funds (excluding those held by joint ventures and associates) is provided below:

	Gross	Reinsurer's		Unallocated
	insurance	share of	Investment	surplus of
	contract	insurance contract	contract	with-profits
	liabilities	liabilities	liabilities	funds
	$m	$m	$m	$m
	note (e)	note (a),(e)	note (b)
Balance at 1 Jan 2019	(410,947)	14,193	(110,339)	(20,180)
Removal of discontinued UK and Europe operations	87,824	(2,169)	105,196	16,982
Income and expense included in the income statement for continuing operationsnote (c)	(55,579)	1,795	(311)	(1,415)
Other movementsnote (d)	—	—	(63)	(112)
Foreign exchange translation differences	(1,441)	37	(18)	(25)
Balance at 31 Dec 2019/1 Jan 2020	(380,143)	13,856	(5,535)	(4,750)
Income and expense included in the income statementnote (c)	(55,034)	32,723	349	(438)
Other movementsnote (d)	—	—	765	—
Foreign exchange translation differences	(1,610)	16	(38)	(29)
Balance at 31 Dec 2020	(436,787)	46,595	(4,459)	(5,217)

Notes

(a)

Includes reinsurers’ share of claims outstanding of $1,527 million (31 December 2019: $1,094 million). The increase in reinsurers' share of insurance contract liabilities in 2020 includes $27.3 billion in respect of the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd.

(b)

This comprises investment contracts with discretionary participation features of $479 million at 31 December 2020 (31 December 2019: $633 million) and investment contracts without discretionary participation features of $3,980 million at 31 December 2020 (31 December 2019: $4,902 million).

(c)

The total charge for benefits and claims in 2020 shown in the income statement comprises the amounts shown as ‘Income and expense included in the income statement’ in the table above of $(22,400) million (2019: $(55,510) million) together with claims paid of $(27,491) million (2019: $(29,585) million), net of amounts attributable to reinsurers of $1,686 million (2019: $1,190 million).

(d)

Other movements include premiums received and claims paid on investment contracts without discretionary participating features, which are taken directly to the balance sheet in accordance with IAS 39. In 2019, the changes in the unallocated surplus of with-profits funds also resulted from the recapture of the intra-group reinsurance agreement between the discontinued UK and Europe operations and Asia insurance operations prior to the demerger, which was eliminated in the income statement.

(e)

The movement in the gross contract liabilities and the reinsurer’s share of insurance contract liabilities during 2020 includes the impact of a change to the calculation of the valuation interest rate (VIR) used to value long-term insurance liabilities in Hong Kong. The effect of the change to the VIR was such that the implicit duration of liabilities is reduced and closer to best estimate expectations. The change reduced policyholder liabilities (net of reinsurance) of the Hong Kong’s shareholder-backed business at 31 December 2020 by $907 million. The resulting benefit is included within short-term fluctuations in investment returns.

(iv)Reinsurers’ share of insurance contract liabilities

The measurement of reinsurance assets is consistent with the measurement of the underlying direct insurance contracts. The treatment of any gains or losses arising on the purchase of reinsurance contracts is dependent on the underlying accounting basis of the entity concerned.

	31 Dec 2020 $m				31 Dec 2019 $m
	Asia	US	Unallocated to
	note (b)	note (c)	a segment	Total	Total
Insurance contract liabilitiesnote (a)	11,186	33,881	1	45,068	12,762
Claims outstanding	173	1,351	3	1,527	1,094
Total	11,359	35,232	4	46,595	13,856

Notes

(a)

The increase in the reinsurers' share of insurance contract liabilities in 2020 compared to 2019 primarily relates to the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd.

(b)	The reinsurers’ share of insurance contract liabilities for Asia primarily relates to protection business written in Hong Kong.
(c)

The reinsurers’ share of insurance contract liabilities for Jackson as shown in the table above primarily relates to the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd and certain fully collateralised former REALIC business retained by Swiss Re through 100 per cent reinsurance agreements. Apart from these reinsurance transactions, the principal reinsurance ceded by Jackson outside the Group is on term-life insurance, direct and assumed accident and health business and GMIB variable annuity guarantees.

The Group cedes certain business to other insurance companies. Although the ceding of insurance does not relieve the Group from its liability to its policyholders, the Group participates in such agreements largely for the purpose of managing its loss exposure. The Group evaluates the financial condition of its reinsurers and monitors concentration of credit risk from similar geographic regions, activities or economic characteristics of the reinsurers to minimise its exposure from reinsurer insolvencies. Of the reinsurers’ share of insurance contract liabilities balance of $46,595 million at 31 December 2020 (31 December 2019: $13,856  million), 99 per cent (31 December 2019: 97 per cent) was from reinsurers with rating A- and above by Standard & Poor’s or other external rating agencies.

During 2020, net commissions received on ceded business for Asia totalled $1,005 million (2019: $355 million) and claims incurred ceded to external reinsurers totalled $432 million (2019: $552 million). The 2020 net commissions received includes $770 million in respect of the reinsurance transaction entered into by the Hong Kong business as discussed in note D1.1. There was $1 million (2019: nil) of deferred gains in the year.

Net commissions received on ceded business for Jackson totalled $1,223 million (2019: $20 million) and claims incurred ceded to external reinsurers totalled $1,663 million (2019: $630 million). The 2020 net commissions received includes $1,203 million in respect of the Athene reinsurance transaction entered into by Jackson as discussed in note D1.1. There was no deferred gains in the year (2019: nil).

C3.2  Asia insurance operations

(i)     Analysis of movements in policyholder liabilities and unallocated surplus of with-profits funds

		Shareholder-backed business
	With-profits	Unit-linked	Other
	business	liabilities	business	Total
	$m	$m	$m	$m
Balance at 1 Jan 2019	53,703	25,704	26,001	105,408
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	50,505	20,846	20,485	91,836
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	3,198	—	—	3,198
- Group’s share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	4,858	5,516	10,374

Premiums
New business	1,611	1,837	2,419	5,867
In-force	8,111	2,361	3,755	14,227
	9,722	4,198	6,174	20,094
Surrendersnote (b)	(546)	(2,929)	(681)	(4,156)
Maturities/deaths/other claim events	(1,632)	(149)	(1,019)	(2,800)
Net flows	7,544	1,120	4,474	13,138
Shareholders’ transfers post-tax	(99)	—	—	(99)
Investment-related items and other movements	8,638	1,663	2,523	12,824
Foreign exchange translation differencesnote (d)	522	363	414	1,299
Balance at 31 Dec 2019/1 Jan 2020	70,308	28,850	33,412	132,570
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	65,558	23,571	26,814	115,943
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	4,750	—	—	4,750
- Group’s share of policyholder liabilities relating to joint ventures and associatesnote (a)	—	5,279	6,598	11,877

Premiums
New business	1,338	1,851	2,063	5,252
In-force	8,393	2,358	4,757	15,508
	9,731	4,209	6,820	20,760
Surrendersnote (b)	(797)	(2,982)	(951)	(4,730)
Maturities/deaths/other claim events	(1,595)	(196)	(774)	(2,565)
Net flows	7,339	1,031	5,095	13,465
Shareholders' transfers post-tax	(116)	–	–	(116)
Investment-related items and other movementsnote (c)	8,127	2,107	7,035	17,269
Foreign exchange translation differencesnote (d)	752	518	835	2,105
Balance at 31 Dec 2020	86,410	32,506	46,377	165,293
Comprising:
- Policyholder liabilities on the consolidated statement of financial position	81,193	25,433	37,845	144,471
- Unallocated surplus of with-profits funds on the consolidated statement of financial position	5,217	–	–	5,217
- Group's share of policyholder liabilities relating to joint ventures and associatesnote (a)	–	7,073	8,532	15,605
Average policyholder liability balancesnote (e)
2020	73,375	30,678	39,895	143,948
2019	58,032	27,277	29,706	115,015

Notes

(a)

The Group’s investment in joint ventures and associates are accounted for on an equity method and the Group’s share of the policyholder liabilities as shown above relate to the life business of the China JV, India and the Takaful business in Malaysia.

(b)	The rate of surrenders for shareholder-backed business (expressed as a percentage of opening policyholder liabilities) is 6.3 per cent in 2020 (2019: 7.0 per cent).
(c)	Investment-related items and other movements in 2020 primarily represents equity market gains as well as fixed income asset gains and lower discount rates due to falling interest rates.
(d)

Movements in the year have been translated at the average exchange rates for the year ended 31 December 2020 and 2019. The closing balance has been translated at the closing spot rates as at 31 December 2020 and 2019. Differences upon retranslation are included in foreign exchange translation differences.

(e)

Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other relevant corporate transactions arising in the year, and exclude unallocated surplus of with-profits funds.

(ii)   Duration of policyholder liabilities

The table below shows the carrying value of policyholder liabilities and the maturity profile of the cash flows on a discounted basis, taking account of expected future premiums and investment returns:

	31 Dec 2020 $m	31 Dec 2019 $m
Policyholder liabilities	144,471	115,943

Expected maturity:	31 Dec 2020%	31 Dec 2019%
0 to 5 years	20	18
5 to 10 years	19	18
10 to 15 years	15	15
15 to 20 years	12	13
20 to 25 years	10	11
Over 25 years	24	25

(iii)   Policyholder liabilities and unallocated surplus by business unit

The table below shows the policyholder liabilities and unallocated surplus, excluding joint ventures and associates and net of external reinsurance by business unit:

	31 Dec 2020 $m	31 Dec 2019 $m
Hong Kong	73,338	58,800
Indonesia	4,617	4,933
Malaysia	8,756	7,725
Singapore	32,264	27,427
Taiwan	8,178	6,801
Other Asia insurance operations	11,176	9,549
Total Asia	138,329	115,235

C3.3      US insurance operations

(i)Analysis of movements in policyholder liabilities

	Variable
	annuity	General
	separate	account
	account	and other
	liabilities	business	Total
	$m	$m	$m
Balance at 1 Jan 2019	163,301	73,079	236,380
Premiums	12,776	8,200	20,976
Surrenders	(12,767)	(4,575)	(17,342)
Maturities/deaths/other claim events	(1,564)	(1,823)	(3,387)
Net flowsnote (a)	(1,555)	1,802	247
Transfers from general to separate account	951	(951)	—
Investment-related items and other movementsnote (b)	32,373	549	32,922
Balance at 31 Dec 2019/1 Jan 2020	195,070	74,479	269,549
Premiums	14,990	3,681	18,671
Surrenders	(11,300)	(4,532)	(15,832)
Maturities/deaths/other claim events	(1,854)	(1,854)	(3,708)
Net flowsnote (a)	1,836	(2,705)	(869)
Transfers from separate to general account	(2,190)	2,190	—
Investment-related items and other movementsnote (b)	24,346	3,487	27,833
Balance at 31 Dec 2020	219,062	77,451	296,513
Average policyholder liability balancesnote (c)
2020	207,066	75,965	283,031
2019	179,186	73,779	252,965

Notes

(a)

Net outflows in 2020 were $(869) million (2019 inflows: $247 million) with surrenders and withdrawals from general account and other business exceeding new inflows on this business given lower volumes of institutional and fixed and fixed-index annuities sales in the year, partially offset by net inflows into the variable annuity separate accounts. This is discussed further in Explanation of Performance and Other Financial Measures.

(b)

Positive investment-related items and other movements in variable annuity separate account liabilities of $24,346 million for 2020 largely represent positive separate account return following the increase in the US equity market growth in the year and asset gains arising from declining bond yields.

(c)

Average policyholder liabilities have been based on opening and closing balances, adjusted for any acquisitions, disposals and other corporate transactions arising in the year. Included within the policyholder liabilities for the general account and other business of $77,451 million at 31 December 2020 are $27.3 billion in respect of the reinsured Jackson’s in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd, as discussed in note D1.1.

(ii)Duration of policyholder liabilities

The table below shows the carrying value of policyholder liabilities and maturity profile of the cash flows on a discounted basis at the balance sheet date:

	31 Dec 2020			31 Dec 2019
	Variable			Variable
	annuity	General		annuity	General
	separate	account		separate	account
	account	and other		account	and other
	liabilities	business	Total	liabilities	business	Total
	$m	$m	$m	$m	$m	$m
Policyholder liabilities	219,062	77,451	296,513	195,070	74,479	269,549

Expected maturity:	%	%	%	%	%	%
0 to 5 years	39	36	39	41	45	42
5 to 10 years	27	22	26	27	27	27
10 to 15 years	16	17	16	16	13	15
15 to 20 years	9	11	10	9	8	9
20 to 25 years	5	6	5	4	4	4
Over 25 years	4	8	4	3	3	3

(iii)Aggregate account values

The table below shows the distribution of account values for fixed annuities (fixed interest rate and fixed index), the fixed account portion of variable annuities, and interest-sensitive life business within the range of minimum guaranteed interest rates as described in note C3.4(b). The table below excludes, in 2020, the liabilities that were fully reinsured to Athene in June 2020. As at 31 December 2020, approximately 90 per cent (31 December 2019: 87 per cent) of Jackson’s fixed annuities, variable annuity fixed account options and interest-sensitive life business account values have a current crediting rate that is at the lowest level allowed for under the terms of the policy.

	Fixed annuities and the fixed account
	portion of variable annuities		Interest-sensitive life business
Minimum guaranteed interest rate	31 Dec 2020* $m	31 Dec 2019 $m	31 Dec 2020 $m	31 Dec 2019$m
> 0% - 1.0%	6,758	6,952	—	—
> 1.0% - 2.0%	302	12,994	—	—
> 2.0% - 3.0%	4,709	13,701	270	270
> 3.0% - 4.0%	623	1,561	2,819	3,018
> 4.0% - 5.0%	280	2,236	2,488	2,597
> 5.0% - 6.0%	73	278	2,045	2,031
Total	12,745	37,722	7,622	7,916

*    The decrease in 2020 compared to 2019 primarily relates to the reinsurance of substantially all of Jackson's in-force fixed and fixed index annuity liabilities to Athene Life Re Ltd as discussed in note D1.1.

C3.4       Products and determining contract liabilities

Classification of insurance and investment contracts
IFRS 4 requires contracts written by insurers to be classified as either ‘insurance’ contracts or ‘investment’ contracts. The classification of the contract determines its accounting.

Contracts that transfer significant insurance risk to the Group are classified as insurance contracts. This judgement is applied in considering whether the material features of a contract gives rise to the transfer of significant insurance risk, which is made at the point of contract inception and not revisited.

For the majority of the Group's contracts, classification is based on a readily identifiable scenario that demonstrates a significant difference in cash flows if the covered event occurs (as opposed to does not occur) reducing the level of judgement involved.

Contracts that transfer financial risk to the Group but not significant insurance risk are classified as investment contracts. Insurance contracts and investment contracts with discretionary participation features are accounted for under IFRS 4. Investment contracts without such discretionary participation features are accounted for as financial instruments under IAS 39.

	Insurance business units	Insurance contracts and investment contracts with discretionary participation features	Investment contracts without discretionary participation features
	Asia	–With-profits contracts –Unit-linked policies –Health and protection policies –Non-participating term contracts –Whole life contracts	–Minor amounts for a number of small categories of business
	US	–Variable annuity contracts –Fixed annuity contracts –Fixed index annuity contracts –Group pay-out annuity contracts –Life insurance contracts	–Guaranteed investment contracts (GICs) –Minor amounts of ‘annuity certain’ contracts

C3.4(a)Asia

Contract type	Description and material features	Determination of liabilities
With-profits and participating contracts

Provides savings and/or protection where the basic sum assured can be enhanced by a profit share (or bonus) from the underlying fund as determined at the discretion of the local business unit.

Participating products often offer a guaranteed maturity or surrender value. Declared regular bonuses are guaranteed once vested. Future bonus rates and cash dividends are not guaranteed. Market value adjustments and surrender penalties are used for certain products where the law permits such adjustments. Guarantees are predominantly supported by the segregated funds and their estates.

As explained in note A3.1, with -profits contracts are predominantly sold in Hong Kong, Malaysia and Singapore. The total value of the with-profits funds is driven by the underlying asset valuation with movements reflected principally in the accounting value of policyholder liabilities and unallocated surplus.

Unit-linked	Combines savings with protection, the cash value of the policy primarily depends on the value of the underlying unitised funds.

The attaching liabilities largely reflect the unit value obligation driven by the value of the investments of the unit fund. Additional contract liabilities are held for guaranteed benefits beyond the unit fund value, generally using a gross premium valuation method, as discussed below for health and protection business. These additional provisions are recognised as a component of other business liabilities.

Health and protection

Health and protection features are offered as supplements to the products listed above or sold as standalone products. Protection covers mortality and/or morbidity benefits including health, disability, critical illness and accident coverage.

The approach to determine the contract liabilities is generally driven by the local solvency basis. The discount rates used to determine the contract liabilities are derived in line with the measurement basis applied in each local business unit and are generally based on the risk-free rates applicable to the underlying contacts, including appropriate margins.

A gross premium valuation (GPV) method is typically used in those local businesses where a risk-based capital framework is adopted for local solvency. Under the GPV method, all cash flows are valued explicitly using best estimate assumptions with a suitable margin for prudence.

This is achieved either through adding an explicit allowance above best estimate to the assumptions, or by applying an overlay constraint such that on day one no negative reserves (ie where future premium inflows are expected to exceed future claims and outflows) are derived at an individual policyholder level, or at a product/fund level, or a combination of both. The margin for prudence is released to profit over the life of the contract.

The Hong Kong business unit applies a net premium valuation method (NPV) to determine the future policyholder benefit provisions, subject to minimum floors at the policyholder's asset share or guaranteed cash surrender value as appropriate.

For India and Taiwan, US GAAP is applied for measuring insurance liabilities. For these businesses, the future policyholder benefit provisions for non-linked business are determined using the net level premium method, with an allowance for surrenders, maintenance and claims expenses.

In Vietnam, an estimation basis to determine the contract liabilities is aligned substantially to that used by the local business units applying the GPV method.

Non-participating term contracts, whole life and endowment assurance

Non-participating savings and/or protection where the benefits are guaranteed, determined by a set of defined market-related parameters, or determined at the discretion of the local business unit. These products often offer a guaranteed maturity and/or surrender value. It is common in Asia for regulations or market-driven demand and competition to provide some form of capital value protection and minimum crediting interest rate guarantees. This is reflected within the guaranteed maturity and surrender values. Guarantees are supported by shareholders.

The approach to determining the contract liabilities is generally driven by the local solvency basis, as discussed for health and protection business above.

C3.4(b)   US

Contract type	Description and material features	Determination of liabilities
Variable annuities At 31 December 2020, variable annuities accounted for 80 per cent (31 December 2019: 78 per cent) of Jackson's policy and contract liabilities.

Variable annuities are deferred annuity products that are used for asset accumulation in retirement planning and for providing income in retirement, and have certain tax advantages.

The rate of return depends upon the performance of the selected fund portfolio. Policyholders may allocate their investment to either the fixed account or a selection of variable accounts. Most variable annuities are subject to early surrender charges for up to the first nine years of the contract. Jackson offers some fully liquid variable annuity products that have no surrender charges. Subject to benefit guarantees, investment risk on the variable account is borne by the policyholder, while investment risk on the fixed account is borne by Jackson through guaranteed minimum fixed rates of interest. At 31 December 2020, 5 per cent (31 December 2019: 4 per cent) of variable annuity funds were in fixed accounts, with an average guaranteed rate of 1.7 percent (31 December 2019: 2.2 per cent).

Jackson offers a choice of guaranteed benefit options within its variable annuity product portfolio, which can be elected for additional fees. These guaranteed benefits might be expressed as the return of either: (a) total deposits made to the contract adjusted for any partial withdrawals, (b) total deposits made to the contract adjusted for any partial withdrawals, plus a minimum return, or (c) the highest contract value on a specified anniversary date adjusted for any withdrawals following that contract anniversary.

As explained in note A3.1, all  of Jackson's insurance liabilities are based on US GAAP.

Capitalised acquisition costs and deferred income for these contracts are amortised over the life of the book of contracts, are also explained in note A3.1.

For the variable annuities business, the policyholder liabilities are based on the value of the separate  account (which is directly reflective of the underlying asset value movements),  the value of the fixed account and provision for benefit  guarantees in the general  account which are measured on a combination of fair value and other US GAAP derived principles.

For the fixed account allocations, the principles for fixed annuity and fixed index annuity below also apply to variable annuities.

The benefit guarantee types are further set out below:

Benefits that are payable in the event of death (guaranteed minimum death benefit (GMDB))

The liability for GMDBs is determined by estimating the expected value of benefits in excess of the projected account balance and recognising the excess rateably over the life of the contract based on total expected assessments. At 31 December 2020, these liabilities were valued using a series of stochastic investment performance scenarios, a mean investment return of 7.15 per cent (31 December 2019: 7.4 per cent) net of external fund management fees, and assumptions for policyholder behaviour, mortality and expense.

Benefits that are payable upon the depletion of funds (guaranteed minimum withdrawal benefit (GMWB))

The liability for the GMWB ‘for life’ portion is determined similarly to GMDB above.

Provisions for benefits under GMWB ‘not for life’ features are recognised at fair value under US GAAP.

Non-performance risk is incorporated into the fair value calculation through the use of discount rates that allow for estimates of Jackson’s own credit risk based on observable market data.

The value of future fees to offset payments made under the guarantees are established so that no gain arises on day one.

Benefits that are payable at annuitisation (guaranteed minimum income benefit (GMIB))

This feature is no longer offered and existing coverage is substantially reinsured, subject to deductibles and annual claim limits.

Benefits that are payable at the end of a specified period

(guaranteed minimum accumulation benefit (GMAB))

This feature is no longer offered. Provisions for GMAB are recognised at fair value under US GAAP. Volatility and non-performance risk is considered as per GMWB above.

Fixed interest rate and fixed index annuities

At 31 December 2020, fixed interest rate  and fixed index annuities accounted for 10 per cent (31 December 2019: 11 per cent) of Jackson's policy and contract liabilities.

Following the reinsurance transaction with Athene Life Re Ltd in June 2020, these contracts are substantially fully reinsured as at 31 December 2020.

Fixed interest rate and fixed index annuities are primarily deferred annuity products that are used for asset accumulation in retirement planning and for providing income in retirement.

Under a fixed interest rate annuity contract, the policyholder’s account is periodically credited with a certain interest rate, generally set at Jackson’s discretion subject to a guaranteed minimum in line with state regulations. When the annuity matures, Jackson either pays the contract holder the account value or a series of payments in the form of an immediate annuity product.

Fixed index annuities vary in structure and generally enable policyholders to obtain a portion of an equity-linked return (based on participation rates, caps and spreads), and provide a guaranteed minimum return. Jackson offers an optional lifetime income rider, which can be elected for an additional fee. Jackson also offers fixed interest accounts on some fixed index annuity products.

With minor exceptions, the following is applied to most of Jackson’s contracts. Contracts are accounted for as investment contracts as defined for US GAAP purposes by applying a retrospective deposit method to determine the liability for policyholder benefits.

This is then augmented by:

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Any amounts that have been assessed to compensate the insurer for services to be performed over future periods (ie deferred income);

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Any amounts previously assessed against policyholders that are refundable on termination of the contract; and

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Any probable future loss on the contract (ie premium deficiency).

The liability for policyholder benefits that represent the guaranteed minimum return is determined similarly to the general principles for the liabilities of the variable annuities above.

The interest guarantees are not explicitly valued but are reflected as they are earned in the current account liability value.

The equity-linked return option within the fixed index annuity contract is treated as an embedded derivative liability under US GAAP and therefore this element of the liability is recognised at fair value.

The liability for the lifetime income rider on the fixed index annuity contract is determined each period end by estimating the expected value of benefits in excess of the projected account balance and recognising the excess on a prorated basis over the life of the contract, based on total expected assessments.

Group pay-out annuities At 31 December 2020, group pay-out annuities accounted for 2 per cent (31 December 2019: 2 per cent) of Jackson's policy and contract liabilities.

Group pay-out annuities consist of a block of defined benefit annuity plans assumed from John Hancock USA and John Hancock New York. A single premium payment from an employer (contract holder) funds the pension benefits for its employees (participants). The contracts provide annuity payments that meet the requirements of the specific pension plan being covered, including pre-retirement death and/or withdrawal benefits, pre-retirement surviving spouse benefits, and/or subsidised early retirement benefits in some cases. This is a closed block of business from two standpoints: (1) John Hancock USA and John Hancock New York are no longer selling new contracts, and (2) contract holders (companies) are no longer adding additional participants to these defined benefit pension plans.

The liability for future benefits is determined under US GAAP methodology for limited-payment contracts, using assumptions at the acquisition date for mortality and expense, plus provisions for adverse deviation.

Life insurance At 31 December 2020, life insurance products accounted for 6 per cent (31 December 2019: 7 per cent) of Jackson's policy and contract liabilities.

Jackson discontinued new sales of life insurance products in 2012.

Life products include term life, traditional life and interest-sensitive life (universal life and variable universal life).

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Term life provides protection for a defined period and a benefit that is payable to a designated beneficiary upon death of the insured.

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Traditional life provides protection for either a defined period or until a stated age and includes a predetermined cash value.

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Universal life provides permanent individual life insurance for the life of the insured and includes a savings element.

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Variable universal life is a type of life insurance policy that combines death benefit protection with the ability for the policyholder to be invested in separate account funds.

Excluding the business that is subject to the retrocession treaties at 31 December 2020, Jackson had interest-sensitive life business in force with total account value of $7.6 billion (31 December 2019: $7.9 billion), with a 4.7 per cent average guaranteed rate (31 December 2019: 4.7 per cent).

For term and traditional life insurance contracts, provisions for future policy benefits are determined under US GAAP using the net level premium method and assumptions at the issue or acquisition date for mortality, interest, policy lapses and expenses, plus provisions for adverse deviation.

For universal life and variable universal life a retrospective deposit method is used to determine the liability for policyholder benefits. This is then augmented by additional liabilities to account for no-lapse guarantees, profits followed by losses, contract features such as persistency bonuses, and cost of interest rate guarantees.

Institutional products At 31 December 2020, institutional products accounted for 1 per cent (31 December 2019: 1 per cent) of Jackson's policy and contract liabilities.

Institutional products are: guaranteed investment contracts (GICs), funding agreements (including agreements issued in conjunction with Jackson’s participation in the US Federal Home Loan Bank programme) and Medium Term Note funding agreements.

GICs feature a lump sum policyholder deposit on which interest is paid at a rate fixed at inception. Market value adjustments are made to the value of any early withdrawals.

Funding agreements feature either lump sum or periodic policyholder deposits. Interest is paid at a fixed or index linked rate. Funding agreements have a duration of between one and 30 years. In 2020 and 2019, there were no funding agreements terminable by the policyholder with less than 90 days’ notice.

Institutional products are classified as investment contracts, and are accounted for as financial liabilities at amortised cost. The currency risk on contracts that represent currency obligations other than USD are hedged using cross-currency swaps.